PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya VACS Series EMHCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 60.1%
Angola : 1.2%
300,000  Angolan Government
International Bond,
8.750
%,
04/14/2032 $ 303,705
0.4
200,000
(1)
Angolan Government
International Bond,
9.375
%,
03/31/2033 204,944
0.2
350,000  Angolan Government
International Bond,
9.375
%,
05/08/2048 336,773
0.4
200,000  Angolan Government
International Bond,
9.875
%,
10/15/2035 209,196
0.2
1,054,618
1.2
Argentina : 2.7%
558,559
(2)
Argentine Republic
Government
International Bond,
0.750
% (Step
Rate @ 1.750%
on 07/09/2027),
07/09/2030 495,442
0.6
117,678  Argentine Republic
Government
International Bond,
1.000
%,
07/09/2029 107,377
0.1
412,000
(2)
Argentine Republic
Government
International Bond,
3.500
% (Step
Rate @ 4.875%
on 07/09/2029),
07/09/2041 309,000
0.3
1,542,220
(2)
Argentine Republic
Government
International Bond,
4.125
% (Step
Rate @ 4.750%
on 07/09/2027),
07/09/2035 1,237,582
1.4
338,019
(3)
Argentine Republic
Government
International Bond,
5.000
%,
01/09/2038 282,922
0.3
2,432,323
2.7
Bahrain : 1.9%
1,250,000  Bahrain Government
International Bond,
7.375
%,
05/14/2030 1,273,438
1.4
400,000
(1)(4)
Bahrain Government
International Bond,
7.500
%,
02/12/2036 407,200
0.5
1,680,638
1.9
Benin : 0.2%
200,000
(4)
Benin Government
International Bond,
8.375
%,
01/23/2041 216,750
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Bolivia : 0.3%
250,000
(1)
Bolivian Government
International Bond,
9.450
%,
05/14/2031 $ 256,863
0.3
Brazil : 3.0%
400,000  Brazilian Government
International Bond,
5.625
%,
02/21/2047 341,791
0.4
300,000  Brazilian Government
International Bond,
6.000
%,
10/20/2033 302,760
0.3
200,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 201,613
0.2
720,000  Brazilian Government
International Bond,
6.250
%,
03/18/2031 745,020
0.8
200,000  Brazilian Government
International Bond,
6.250
%,
05/22/2036 198,685
0.2
350,000  Brazilian Government
International Bond,
6.625
%,
03/15/2035 360,649
0.4
575,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 578,881
0.7
2,729,399
3.0
Colombia : 3.1%
300,000  Colombia Government
International Bond,
3.250
%,
04/22/2032 260,775
0.3
350,000
(4)
Colombia Government
International Bond,
5.000
%,
06/15/2045 280,613
0.3
325,000  Colombia Government
International Bond,
6.125
%,
01/21/2031 329,405
0.4
300,000  Colombia Government
International Bond,
6.125
%,
01/18/2041 281,325
0.3
350,000  Colombia Government
International Bond,
6.500
%,
01/21/2033 356,041
0.4
500,000
(4)
Colombia Government
International Bond,
7.750
%,
11/07/2036 546,750
0.6
264,000  Colombia Government
International Bond,
8.000
%,
04/20/2033 289,832
0.3
375,000
(4)
Colombia Government
International Bond,
8.375
%,
11/07/2054 431,423
0.5
2,776,164
3.1
Congo (Democratic Republic) : 0.2%
200,000  DRC International
Bond,
9.500
%,
04/16/2037 209,000
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Costa Rica : 0.9%
325,000  Costa Rica
Government
International Bond,
6.125
%,
02/19/2031 $ 335,361
0.4
450,000
(1)(4)
Costa Rica
Government
International Bond,
7.300
%,
11/13/2054 509,184
0.5
844,545
0.9
Dominican Republic : 2.0%
200,000
(1)
Dominican Republic
International Bond,
4.875
%,
09/23/2032 190,650
0.2
350,000
(1)
Dominican Republic
International Bond,
5.300
%,
01/21/2041 315,886
0.4
790,000  Dominican Republic
International Bond,
5.875
%,
01/30/2060 699,940
0.8
400,000  Dominican Republic
International Bond,
6.000
%,
07/19/2028 406,420
0.4
150,000
(1)
Dominican Republic
International Bond,
7.050
%,
02/03/2031 158,528
0.2
1,771,424
2.0
Ecuador : 1.7%
242,550
(1)(2)
Ecuador Government
International Bond,
5.000
% (Step
Rate @ 5.500%
on 07/31/2026),
07/31/2040 203,985
0.2
225,000
(3)
Ecuador Government
International Bond,
6.900
%,
07/31/2035 207,044
0.3
497,340
(1)(3)
Ecuador Government
International Bond,
6.900
%,
07/31/2035 457,651
0.5
350,000  Ecuador Government
International Bond,
8.750
%,
01/29/2034 354,602
0.4
275,000  Ecuador Government
International Bond,
9.250
%,
01/29/2039 282,356
0.3
1,505,638
1.7
Egypt : 2.6%
500,000  Egypt Government
International Bond,
5.800
%,
09/30/2027 501,045
0.6
300,000
(1)
Egypt Government
International Bond,
7.500
%,
02/16/2061 259,449
0.3
200,000
(1)
Egypt Government
International Bond,
7.625
%,
05/20/2034 202,496
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Egypt: (continued)
375,000
(1)
Egypt Government
International Bond,
8.625
%,
02/04/2030 $ 402,034
0.4
475,000
(1)
Egypt Government
International Bond,
8.700
%,
03/01/2049 471,578
0.5
350,000
(1)
Egypt Government
International Bond,
8.875
%,
05/29/2050 351,046
0.4
200,000  Egypt Government
International Bond,
8.875
%,
05/29/2050 200,598
0.2
2,388,246
2.6
El Salvador : 0.3%
275,000  El Salvador
Government
International Bond,
7.650
%,
06/15/2035 285,003
0.3
Ghana : 0.7%
77,784
(5)
Ghana Government
International Bond,
3.170
%,
01/03/2030 69,714
0.1
208,863
(2)
Ghana Government
International Bond,
5.000
% (Step
Rate @ 6.000%
on 07/03/2028),
07/03/2029 206,358
0.2
369,800
(2)
Ghana Government
International Bond,
5.000
% (Step
Rate @ 6.000%
on 07/03/2028),
07/03/2035 344,114
0.4
620,186
0.7
Guatemala : 1.3%
235,000
(1)
Guatemala
Government Bond,
5.250
%,
08/10/2029 235,118
0.3
600,000
(1)
Guatemala
Government Bond,
6.050
%,
08/06/2031 619,287
0.7
300,000
(1)
Guatemala
Government Bond,
6.600
%,
06/13/2036 320,100
0.3
1,174,505
1.3
Honduras : 0.3%
250,000  Honduras Government
International Bond,
5.625
%,
06/24/2030 250,000
0.3
Hungary : 2.4%
450,000
(1)
Hungary Government
International Bond,
5.500
%,
06/16/2034 458,437
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Hungary: (continued)
500,000  Hungary Government
International Bond,
5.500
%,
03/26/2036 $ 504,100
0.6
525,000  Hungary Government
International Bond,
6.750
%,
09/23/2055 574,531
0.6
500,000  Hungary Government
International Bond
30Y,
7.625
%,
03/29/2041 594,998
0.7
2,132,066
2.4
Indonesia : 1.4%
320,000
(4)
Indonesia Government
International Bond,
5.450
%,
09/20/2052 305,318
0.3
800,000  Indonesia Government
International Bond,
8.500
%,
10/12/2035 979,580
1.1
1,284,898
1.4
Ivory Coast : 1.0%
575,000
(1)
Ivory Coast
Government
International Bond,
6.750
%,
02/25/2041 559,473
0.6
300,000
(1)
Ivory Coast
Government
International Bond,
7.625
%,
01/30/2033 321,533
0.4
881,006
1.0
Jamaica : 0.8%
200,000  Jamaica Government
International Bond,
7.875
%,
07/28/2045 241,200
0.3
400,000  Jamaica Government
International Bond,
8.000
%,
03/15/2039 481,800
0.5
723,000
0.8
Jordan : 0.8%
750,000
(1)
Jordan Government
International Bond,
5.850
%,
07/07/2030 760,950
0.8
Kenya : 1.2%
400,000  Republic of Kenya
Government
International Bond,
6.300
%,
01/23/2034 368,356
0.4
225,000  Republic of Kenya
Government
International Bond,
8.000
%,
05/22/2032 231,187
0.3
250,000
(4)
Republic of Kenya
Government
International Bond,
8.250
%,
02/28/2048 241,158
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Kenya: (continued)
200,000  Republic of Kenya
Government
International Bond,
9.500
%,
03/05/2036 $ 212,666
0.2
1,053,367
1.2
Lebanon : 0.8%
1,500,000
(6)
Lebanon Government
International Bond,
6.100
%,
10/04/2022 371,310
0.4
1,500,000
(6)
Lebanon Government
International Bond
10Y,
6.850
%,
03/23/2027 378,750
0.4
750,060
0.8
Mexico : 4.3%
725,000
(1)
Eagle Funding
Luxco Sarl,
5.500
%,
08/17/2030 727,175
0.8
540,000  Mexico Government
International Bond,
3.250
%,
04/16/2030 505,818
0.6
650,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 618,696
0.7
386,000  Mexico Government
International Bond,
5.850
%,
07/02/2032 391,300
0.4
879,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 823,359
0.9
477,000  Mexico Government
International Bond,
6.625
%,
01/29/2038 489,717
0.5
325,000  Mexico Government
International Bond,
6.875
%,
05/13/2037 342,488
0.4
3,898,553
4.3
Morocco : 0.2%
300,000
(1)
Morocco Government
International Bond,
4.000
%,
12/15/2050 216,186
0.2
Nigeria : 2.2%
300,000  Nigeria Government
International Bond,
6.500
%,
11/28/2027 302,515
0.3
550,000
(1)
Nigeria Government
International Bond,
7.375
%,
09/28/2033 556,050
0.6
300,000  Nigeria Government
International Bond,
7.625
%,
11/28/2047 294,750
0.3
475,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 495,411
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Nigeria: (continued)
350,000  Nigeria Government
International Bond,
8.250
%,
09/28/2051 $ 357,420
0.4
2,006,146
2.2
Oman : 0.6%
200,000  Oman Government
International Bond,
6.000
%,
08/01/2029 206,561
0.2
350,000
(1)
Oman Government
International Bond,
6.500
%,
03/08/2047 373,716
0.4
580,277
0.6
Pakistan : 0.7%
200,000  Pakistan Global Sukuk
Programme Co. Ltd.,
7.950
%,
01/31/2029 206,000
0.3
200,000  Pakistan Government
International Bond,
6.875
%,
12/05/2027 202,000
0.2
200,000  Pakistan Government
International Bond,
8.875
%,
04/08/2051 202,812
0.2
610,812
0.7
Panama : 2.2%
550,000  Panama Government
International Bond,
4.500
%,
01/19/2063 424,772
0.5
500,000  Panama Government
International Bond,
6.400
%,
02/14/2035 529,375
0.6
550,000  Panama Government
International Bond,
6.700
%,
01/26/2036 594,308
0.6
410,000  Panama Government
International Bond,
7.500
%,
03/01/2031 453,271
0.5
2,001,726
2.2
Paraguay : 1.1%
450,000  Paraguay Government
International Bond,
5.600
%,
03/13/2048 429,075
0.5
550,000
(1)
Paraguay Government
International Bond,
5.850
%,
08/21/2033 571,736
0.6
1,000,811
1.1
Peru : 0.2%
185,000  Peruvian Government
International Bond,
5.625
%,
11/18/2050 180,891
0.2
Philippines : 0.9%
300,000  Philippine Government
International Bond,
5.500
%,
01/17/2048 290,492
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Philippines: (continued)
500,000  Philippine Government
International Bond,
5.950
%,
10/13/2047 $ 510,625
0.6
801,117
0.9
Poland : 1.1%
442,000  Republic of Poland
Government
International Bond
10Y,
5.375
%,
02/12/2035 452,245
0.5
540,000  Republic of Poland
Government
International Bond
30Y,
5.500
%,
03/18/2054 515,540
0.6
967,785
1.1
Romania : 3.3%
806,000
(1)
Romanian
Government
International Bond,
3.000
%,
02/14/2031 723,087
0.8
250,000  Romanian
Government
International Bond,
3.625
%,
03/27/2032 224,865
0.3
500,000
(1)
Romanian
Government
International Bond,
3.625
%,
03/27/2032 449,730
0.5
300,000  Romanian
Government
International Bond,
5.125
%,
06/15/2048 245,250
0.3
484,000
(1)
Romanian
Government
International Bond,
5.750
%,
03/24/2035 470,235
0.5
528,000
(1)
Romanian
Government
International Bond,
6.375
%,
01/30/2034 536,580
0.6
100,000  Romanian
Government
International Bond,
6.375
%,
01/30/2034 101,625
0.1
200,000  Romanian
Government
International Bond,
7.625
%,
01/17/2053 220,126
0.2
2,971,498
3.3
Saudi Arabia : 2.9%
1,275,000  Saudi Government
International Bond,
3.450
%,
02/02/2061 810,709
0.9
375,000  Saudi Government
International Bond,
3.750
%,
01/21/2055 261,609
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Saudi Arabia: (continued)
625,000
(1)
Saudi Government
International Bond,
5.500
%,
10/25/2032 $ 643,366
0.7
625,000
(4)
Saudi Government
International Bond,
5.625
%,
01/13/2035 649,916
0.7
300,000
(4)
Saudi Government
International Bond,
5.750
%,
01/16/2054 290,985
0.3
2,656,585
2.9
Senegal : 0.2%
300,000  Senegal Government
International Bond,
6.250
%,
05/23/2033 159,375
0.2
Serbia : 0.3%
275,000
(1)
Serbia International
Bond,
6.500
%,
09/26/2033 291,078
0.3
South Africa : 1.7%
300,000  Republic of South
Africa Government
International Bond,
6.125
%,
12/11/2037 295,312
0.3
450,000
(1)
Republic of South
Africa Government
International Bond,
7.250
%,
12/11/2055 450,000
0.5
250,000  Republic of South
Africa Government
International Bond
30Y,
5.750
%,
09/30/2049 212,344
0.3
600,000  Republic of South
Africa Government
International Bond
30Y,
6.300
%,
06/22/2048 550,875
0.6
1,508,531
1.7
Sri Lanka : 1.1%
151,000
(1)(2)
Sri Lanka Government
International Bond,
3.100
% (Step
Rate @ 3.350%
on 07/15/2027),
01/15/2030 154,549
0.2
184,220
(1)(2)
Sri Lanka Government
International Bond,
3.350
% (Step
Rate @ 3.600%
on 09/15/2027),
03/15/2033 177,081
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Sri Lanka: (continued)
271,514
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 3.850%
on 08/15/2027),
02/15/2038 $ 275,179
0.3
135,679
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 3.850%
on 11/15/2027),
05/15/2036 137,002
0.1
200,540
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 5.100%
on 12/15/2027),
06/15/2035 167,852
0.2
101,124
(1)
Sri Lanka Government
International Bond,
4.000
%,
04/15/2028 97,964
0.1
1,009,627
1.1
Trinidad and Tobago : 0.2%
200,000
(1)
Trinidad & Tobago
Government
International Bond,
6.400
%,
06/26/2034 205,721
0.2
Turkey : 3.2%
600,000  Turkey Government
International Bond,
7.250
%,
05/29/2032 618,798
0.7
300,000  Turkey Government
International Bond
10Y,
5.125
%,
02/17/2028 298,089
0.3
600,000  Turkey Government
International Bond
10Y,
7.625
%,
04/26/2029 627,246
0.7
615,000  Turkey Government
International Bond
12Y,
6.500
%,
09/20/2033 607,639
0.7
350,000  Turkey Government
International Bond
30Y,
6.000
%,
01/14/2041 310,441
0.4
200,000  Turkey Government
International Bond 5Y,
9.875
%,
01/15/2028 212,958
0.2
200,000
(1)
Turkey Ihracat Kredi
Bankasi AS,
9.000
%,
01/28/2027 204,722
0.2
2,879,893
3.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ukraine : 1.7%
224,400
(1)(2)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2029 $ 189,393
0.2
313,033
(1)(2)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2034 220,688
0.2
427,548
(1)(2)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2035 297,146
0.3
401,466
(1)(2)
Ukraine Government
International Bond,
4.500
% (Step
Rate @ 6.000%
on 01/02/2027),
02/01/2036 275,406
0.3
217,724
(1)(2)(5)
Ukraine Government
International Bond,
5.350
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2036 131,179
0.2
261,869
(1)(2)(5)
Ukraine Government
International Bond,
5.970
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2035 158,038
0.2
309,832
(1)(2)(5)
Ukraine Government
International Bond,
7.610
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2034 175,830
0.2
82,474
(1)(2)(5)
Ukraine Government
International Bond,
9.370
% (Step
Rate @ 3.000%
on 02/01/2027),
02/01/2030 59,381
0.1
1,507,061
1.7
Uruguay : 0.1%
82,223  Uruguay Government
International Bond,
4.375
%,
10/27/2027 82,305
0.1
51,825  Uruguay Government
International Bond,
4.375
%,
01/23/2031 52,032
0.0
134,337
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Venezuela : 0.9%
131,000  Venezuela
Government
International Bond,
7.000
%,
03/31/2038 $ 58,098
0.1
412,000
(6)
Venezuela
Government
International Bond,
9.250
%,
09/15/2027 199,787
0.2
206,000  Venezuela
Government
International Bond,
9.250
%,
05/07/2028 99,675
0.1
150,000  Venezuela
Government
International Bond,
9.375
%,
01/13/2034 73,988
0.1
319,000  Venezuela
Government
International Bond,
11.750
%,
10/21/2026 175,450
0.2
431,000  Venezuela
Government
International Bond,
11.950
%,
08/05/2031 236,619
0.2
843,617
0.9
Zambia : 0.2%
143,703
(1)(2)
Zambia Government
International Bond,
5.750
% (Step
Rate @ 7.500%
on 06/30/2031),
06/30/2033 142,657
0.2
Total Sovereign Bonds
(Cost $49,111,497)
54,354,933
60.1
CORPORATE BONDS/NOTES : 28.4%
Brazil : 0.2%
200,000
(1)
Minerva Luxembourg
SA, 7.500%,
04/22/2036 191,375
0.2
Chile : 4.8%
416,000
(1)(3)
Banco del Estado
de Chile, 7.950%,
12/31/2199 441,896
0.5
391,002
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 397,023
0.4
300,000
(1)
Corp Nacional del
Cobre de Chile,
4.500%,
08/01/2047 244,028
0.3
525,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 542,645
0.6
625,000
(1)
Corp Nacional del
Cobre de Chile,
6.330%,
01/13/2035 658,250
0.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Chile: (continued)
206,000
(1)
Corp Nacional del
Cobre de Chile,
6.780%,
01/13/2055 $ 222,130
0.2
200,000
(1)
Empresa de Pasajeros
Metro S.A., 3.693%,
09/13/2061 138,344
0.2
300,000
(1)
Empresa Nacional
del Petroleo, 4.500%,
09/14/2047 250,020
0.3
675,000
(1)
Empresa Nacional
del Petroleo, 5.950%,
07/30/2034 690,998
0.8
275,000
(1)(3)
Inversiones CMPC
SA, 6.700%,
12/09/2057 270,916
0.3
450,000
(1)(3)
Sociedad Quimica y
Minera de Chile SA,
5.625%,
04/22/2056 447,412
0.5
4,303,662
4.8
Colombia : 0.6%
500,000  Ecopetrol SA, 8.375%,
01/19/2036 539,563
0.6
India : 0.2%
200,000
(1)
IRB Infrastructure
Developers Ltd.,
7.110%,
03/11/2032 203,140
0.2
Indonesia : 2.6%
300,000
(1)
Hutama Karya
Persero PT, 3.750%,
05/11/2030 286,515
0.3
550,000  Pertamina Persero PT,
5.625%,
05/20/2043 516,588
0.6
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 3.000%,
06/30/2030 505,312
0.6
475,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 472,093
0.5
300,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 298,164
0.3
300,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 6.250%,
01/25/2049 292,500
0.3
2,371,172
2.6
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Kazakhstan : 0.5%
450,000
(1)
Kaspi.KZ JSC,
5.900%,
04/28/2031 $ 450,506
0.5
Malaysia : 0.8%
790,000
(1)
Petronas Capital Ltd.,
4.800%,
04/21/2060 702,290
0.8
Mexico : 6.5%
625,000
(1)
Banco Nacional de
Comercio Exterior
SNC/Cayman Islands,
5.875%,
05/07/2030 635,938
0.7
450,000
(1)(3)
Cemex SAB de CV,
7.200%,
12/31/2199 469,665
0.5
300,000
(1)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 301,404
0.3
575,000
(1)
Comision Federal de
Electricidad, 6.045%,
01/28/2034 564,357
0.6
700,000
(1)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 701,918
0.8
650,000
(1)
COX Asset Mexico
SA de CV, 7.125%,
01/08/2032 661,570
0.7
400,000
(1)
COX Asset Mexico
SA de CV, 7.750%,
05/08/2036 409,600
0.5
525,000
(1)
Esentia Energy
Development SAB
de CV, 6.125%,
07/30/2033 525,354
0.6
225,000  Petroleos Mexicanos,
5.500%,
06/27/2044 179,920
0.2
281,000  Petroleos Mexicanos,
6.500%,
01/23/2029 287,249
0.3
645,000  Petroleos Mexicanos,
6.700%,
02/16/2032 650,812
0.7
206,000  Petroleos Mexicanos,
6.750%,
09/21/2047 176,556
0.2
375,000  Petroleos Mexicanos,
6.950%,
01/28/2060 318,188
0.4
5,882,531
6.5
Morocco : 0.3%
300,000
(1)(3)
OCP SA, 6.741%,
07/22/2175 299,310
0.3
Oman : 0.9%
825,000
(1)
OQ SAOC, 5.125%,
05/06/2028 825,611
0.9
Panama : 0.6%
550,000
(1)
Generadora de
Gatun SA, 6.874%,
09/30/2044 569,717
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Peru : 2.0%
500,000
(1)(3)
Banco de Credito del
Peru S.A., 6.450%,
07/30/2035 $ 515,875
0.6
200,000
(1)
Corp Financiera
de Desarrollo SA,
2.400%,
09/28/2027 194,544
0.2
375,000
(1)
Fondo MIVIVIENDA
SA, 5.400%,
03/31/2031 377,572
0.4
450,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 7.750%,
11/05/2038 488,419
0.6
300,000
(1)
Petroleos del Peru SA,
5.625%,
06/19/2047 216,675
0.2
1,793,085
2.0
Poland : 1.6%
675,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 688,075
0.8
725,000
(1)
Bank Gospodarstwa
Krajowego, 5.750%,
07/09/2034 755,740
0.8
1,443,815
1.6
Saudi Arabia : 1.3%
580,000
(1)
Avilease Capital Ltd.,
4.750%,
11/12/2030 568,290
0.6
625,000
(1)
Green Palm Bidco
Sarl, 5.957%,
06/30/2041 633,984
0.7
1,202,274
1.3
South Africa : 1.2%
500,000
(1)
Bidvest Group
UK PLC, 6.200%,
09/17/2032 504,375
0.5
600,000
(1)
Eskom Holdings
SOC Ltd., 6.350%,
08/10/2028 612,787
0.7
1,117,162
1.2
South Korea : 0.5%
400,000
(1)
LG Energy Solution
Ltd., 5.875%,
04/02/2036 404,034
0.5
Thailand : 0.4%
400,000
(1)(3)
GC Treasury Center
Co. Ltd., 7.125%,
12/31/2199 397,500
0.4
Turkey : 1.1%
400,000
(1)
TC Ziraat Bankasi AS,
7.250%,
02/04/2030 405,364
0.5
300,000
(1)(3)
TC Ziraat Bankasi AS,
8.375%,
12/31/2199 297,375
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Turkey: (continued)
275,000
(1)(3)
Yapi ve Kredi
Bankasi AS, 7.550%,
06/11/2036 $ 272,104
0.3
974,843
1.1
United Arab Emirates : 1.3%
350,000  DP World Crescent
Ltd., 3.875%,
07/18/2029 335,287
0.4
425,000
(1)
MDGH GMTN
RSC Ltd., 4.375%,
11/22/2033 407,188
0.4
400,000
(1)
MDGH GMTN
RSC Ltd., 5.500%,
04/28/2033 410,561
0.5
1,153,036
1.3
Venezuela : 1.0%
750,000
(6)
Petroleos de
Venezuela SA,
9.000%,
11/17/2021 325,125
0.4
1,312,000
(6)
Petroleos de
Venezuela SA,
9.750%,
05/17/2035 583,578
0.6
908,703
1.0
Total Corporate
Bonds/Notes
(Cost $24,324,952)
25,733,329
28.4
Total Long-Term
Investments
(Cost $73,436,449)
80,088,262
88.5
SHORT-TERM INVESTMENTS : 13.2%
Repurchase Agreements : 3.4%
1,000,000
(7)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/30/2026, 3.640%,
due 07/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government
Securities, 2.125%-
4.125%, Market Value
plus accrued interest
$1,020,000, due
06/30/27-01/15/35)
1,000,000
1.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(7)
Jefferies LLC,
Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.250%, Market Value
plus accrued interest
$1,020,000, due
12/17/26-05/15/51)
$ 1,000,000
1.1
116,367
(7)
Mizuho Securities
USA Inc., Repurchase
Agreement dated
06/30/2026, 3.640%,
due 07/01/2026
(Repurchase
Amount $116,379,
collateralized
by various U.S.
Government
Securities, 3.375%-
4.250%, Market
Value plus accrued
interest $118,694, due
03/15/27-08/31/31)
116,367
0.1
1,000,000
(7)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
06/30/2026, 3.650%,
due 07/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 3.000%-
6.500%, Market Value
plus accrued interest
$1,020,130, due
05/01/31-05/01/56)
1,000,000
1.1
Total Repurchase
Agreements
(Cost $3,116,367)
3,116,367
3.4
Commercial Paper : 5.4%
1,000,000
(5)
American Honda
Finance Corp.,
3.970
%,
07/06/2026 999,348
1.1
1,000,000
(5)
AutoZone, Inc.,
3.930
%,
07/08/2026 999,139
1.1
900,000
(5)
Constellation Energy
Generation LLC,
4.490
%,
07/01/2026 899,889
1.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,000,000
(5)
Entergy Corp.,
4.020
%,
07/17/2026 $ 998,130
1.1
1,000,000
(5)
Exxon Mobil Corp.,
3.640
%,
07/02/2026 999,801
1.1
Total Commercial
Paper
(Cost $4,896,785)
4,896,307
5.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 4.4%
3,968,000
(8)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.560%
(Cost $3,968,000) $ 3,968,000 4.4
Total Short-Term
Investments
(Cost $11,981,152)
11,980,674
13.2
Total Investments in
Securities
(Cost $85,417,601) $ 92,068,936 101.7
Liabilities in Excess
of Other Assets (1,519,979) (1.7)
Net Assets $ 90,548,957 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30,
2026.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(4)
Security, or a portion of the security, is on loan.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(6)
Defaulted security.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of June 30, 2026.

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 60.1%
Energy 8.7
Financial 6.6
Utilities 6.4
Basic Materials 3.4
Consumer, Non-cyclical 2.0
Industrial 0.9
Consumer, Cyclical 0.4
Short-Term Investments 13.2
Liabilities in Excess of Other Assets (1.7)
Net Assets 100.0%
Portfolio holdings are subject to change daily.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Sovereign Bonds $ — $ 54,354,933 $ — $ 54,354,933
Corporate Bonds/Notes — 25,733,329 — 25,733,329
Short-Term Investments 3,968,000 8,012,674 — 11,980,674
Total Investments, at fair value $ 3,968,000 $ 88,100,936 $ — $ 92,068,936
Other Financial Instruments+
Futures 88,808 — — 88,808
Total Assets $ 4,056,808 $ 88,100,936 $ — $ 92,157,744
Liabilities Table
Other Financial Instruments+
Futures $ (16,987) $ — $ — $ (16,987)
Total Liabilities $ (16,987) $ — $ — $ (16,987)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
At June 30, 2026, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 24 09/30/26 $ 4,947,187 $ (6,449)
U.S. Treasury 5-Year Note 2 09/30/26 214,094 168
U.S. Treasury Long Bond 21 09/21/26 2,383,500 58,450
U.S. Treasury Ultra Long Bond 12 09/21/26 1,393,875 30,190
$ 8,938,656 $ 82,359
Short Contracts:
U.S. Treasury 10-Year Note (12) 09/21/26 (1,318,688) (6,588)
U.S. Treasury Ultra 10-Year Note (6) 09/21/26 (674,812) (3,950)
$ (1,993,500) $ (10,538)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 7,233,288
Gross Unrealized Depreciation (581,953)
Net Unrealized Appreciation $ 6,651,335